Financial Risk Management - Summary of Borrowings of Interest Rate Changes (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 160,618	$ 141,880
Interest Rate Risk
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 49,458	$ 48,226
Percentage of loans	57.00%	60.00%
Interest Rate Risk | Hercules Capital, Inc.
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings	$ 24,335	$ 13,607
Variable rate borrowings	$ 25,123	$ 34,619
Interest Rate Risk | Hercules Capital, Inc. | Current borrowings
Disclosure of Financial Risk Management [Line Items]
Percentage of loans	28.00%	17.00%
Interest Rate Risk | Hercules Capital, Inc. | Non-current borrowings
Disclosure of Financial Risk Management [Line Items]
Percentage of loans	29.00%	43.00%